Annual Total Returns- Alger Capital Appreciation Portfolio (Class S Shares) [BarChart] - Class S Shares - Alger Capital Appreciation Portfolio - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.63%)	17.89%	34.79%	13.45%	5.91%	0.22%	30.74%	(0.37%)	33.24%	41.40%